Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Voyage revenues	$ 378,013	$ 457,804	$ 444,385
Leasing revenues	112,118	141,211	223,774
Service revenues	587,531	260,730	151,675
Total Revenues (Note 2 and 20)	1,077,662	859,745	819,834
OPERATING EXPENSES/(INCOME):
Voyage expenses (Note 2 and 18)	20,573	27,433	28,779
Vessel, drilling rigs and drillships operating expenses (Note 18)	373,122	190,614	201,887
Depreciation and amortization (Note 7 and 9)	274,281	192,891	196,309
Loss/(Gain) on sale of assets, net	3,357	(9,435)	(2,045)
Gain on contract cancellation (Note 7)	(6,202)	0	(15,270)
Contract termination fees and forfeiture of vessel deposits (Note 4 and 6)	0	0	259,459
Vessel impairment charge (Note 7 and 12)	144,688	3,588	1,578
Gain on insurance proceeds	(25,064)	0	0
General and administrative expenses	114,282	87,264	90,823
Operating income/(loss)	178,625	367,390	58,314
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 19)	(151,403)	(67,825)	(84,430)
Interest income	16,575	21,866	10,414
Gain/(loss) on interest rate swaps (Note 12)	(68,943)	(120,505)	23,160
Other, net (Note 12)	5,288	9,960	(6,692)
Total expenses, net	(198,483)	(156,504)	(57,548)
INCOME /(LOSS) BEFORE INCOME TAXES	(19,858)	210,886	766
Less: Income taxes (Note 22)	(27,428)	(20,436)	(12,797)
NET INCOME/(LOSS)	(47,286)	190,450	(12,031)
Less: Net income attributable to non controlling interests (Note 2)	(22,842)	(2,123)	(7,178)
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(70,128)	188,327	(19,209)
NET INCOME/(LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 21)	$ (74,594)	$ 172,564	$ (26,706)
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC (Note 21)	$ (0.21)	$ 0.64	$ (0.13)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC (Note 21)	355,144,764	268,858,688	209,331,737
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, DILUTED (Note 21)	$ (0.21)	$ 0.61	$ (0.13)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, DILUTED (Note 21)	355,144,764	305,425,852	209,331,737